UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-05502

                                         Comstock Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                                  Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                          Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  April 30

Date of reporting period:  July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Comstock Capital Value Fund

Schedule of Investments – July 31, 2011 (Unaudited)

Shares			Market Value
Common Stock — 1.9%
	Exchange Traded Funds — 1.9%
15,000	SPDR Gold Trust†		$2,376,150

Principal Amount
U.S. Government Obligations — 95.8%
$119,648,000	U.S. Treasury Bills††,
	0.005% to 0.175%,
	08/11/11 to 02/09/12 (a)(b)		119,626,592

Number of Contracts		Expiration Date/ Exercise Price
PUT OPTIONS PURCHASED†(c) — 2.3%
130	S & P 500 Index	Sep. 11/1175	156,000
110	S & P 500 Index	Sep. 11/1225	218,900
100	S & P 500 Index	Dec. 11/1150	272,000
185	S & P 500 Index	Dec. 11/1175	592,000
100	S & P 500 Index	Dec. 11/1180	315,500
100	S & P 500 Index	Dec. 11/1200	360,000
100	S & P 500 Index	Mar. 12/1175	485,500
75	S & P 500 Index	Mar. 12/1225	487,500

TOTAL PUT OPTIONS PURCHASED			2,887,400

TOTAL INVESTMENTS — 100.0% (Cost $126,242,108)			$124,890,142

	Aggregate tax cost		$126,244,695

	Gross unrealized appreciation		$361,932
	Gross unrealized depreciation		(1,716,485)

	Net unrealized appreciation/depreciation		$(1,354,553)

Shares			Market Value
SECURITIES SOLD SHORT — (26.5)%
	Agriculture — (0.9)%
16,000	The Mosaic Co.		$1,131,520

	Auto and Trucks — (0.9)%
30,000	Johnson Controls Inc.		1,108,500

	Business Services — (2.4)%
17,000	Fluor Corp.		1,080,010
100,000	R. R. Donnelley & Sons Co.		1,881,000

			2,961,010

	Computer Software and Services — (1.9)%
31,000	Adobe Systems Inc.		859,320
22,000	Computer Sciences Corp.		776,160
28,000	Research In Motion Ltd.		700,000

			2,335,480

	Energy and Utilities — (3.5)%
15,000	Anadarko Petroleum Corp.		1,238,400
52,000	McDermott International Inc.		1,049,360
52,000	Patriot Coal Corp.		983,320
29,000	Rowan Companies Inc.		1,135,930

			4,407,010

Shares			Market Value
	Exchange Traded Funds — (0.8)%
25,000	iShares FTSE China 25 Index Fund		$1,058,250

	Financial Services — (7.8)%
100,000	Barclays plc, ADR		1,456,000
40,000	BB&T Corp.		1,027,200
25,000	Credit Suisse Group AG, ADR		898,500
19,000	Deutsche Bank AG		1,044,430
21,000	HSBC Holdings plc, ADR		1,026,270
22,000	Hudson City Bancorp Inc.		181,500
25,000	JPMorgan Chase & Co.		1,011,250
26,000	State Street Corp.		1,078,220
7,000	The Goldman Sachs Group Inc.		944,790
38,000	Wells Fargo & Co.		1,061,720

			9,729,880

	Metals and Mining — (3.2)%
34,000	ArcelorMittal		1,059,100
25,000	Nucor Corp.		972,250
20,000	United States Steel Corp.		799,800
37,000	Vale SA, ADR		1,200,280

			4,031,430

	Real Estate Investment Trusts — (1.7)%
30,000	Liberty Property Trust		1,018,800
32,000	Mack-Cali Realty Corp.		1,064,640

			2,083,440

	Retail — (1.9)%
20,000	Kohl’s Corp.		1,094,200
80,000	Staples Inc.		1,284,800

			2,379,000

	Semiconductors — (1.5)%
27,000	ASML Holding NV		962,550
31,000	Novellus Systems Inc.		962,240

			1,924,790

TOTAL SECURITIES SOLD SHORT
(Total Proceeds $36,086,533)			$ 33,150,310

	Aggregate proceeds		$36,086,533

	Gross unrealized appreciation		$3,828,014
	Gross unrealized depreciation		(891,791)

	Net unrealized appreciation/depreciation		$2,936,223

Number of Contracts	Expiration Date		Unrealized Depreciation
FUTURES CONTRACTS — SHORT POSITION(d) — (0.6)%
1,105	S & P 500 Index Futures (E-Mini)	09/16/11	$(710,150)

(a)	At July 31, 2011, $53,555,000 of the principal amount was pledged as collateral for securities sold short.
(b)	At July 31, 2011, $42,495,000 of the principal amount was pledged as collateral for futures contracts.
(c)	At July 31, 2011, all of the put options purchased were held at Pershing LLC.
(d)	At July 31, 2011, all of the futures contracts were held at UBS AG.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

1

Comstock Capital Value Fund (the “Fund”)

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Comstock Capital Value Fund (the “Fund”)

Notes to Schedule of Investments (Continued) (Unaudited)

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of July 31, 2011 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 7/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$2,376,150	–	$2,376,150
U.S. Government Obligations	–	$119,626,592	119,626,592
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,376,150	$119,626,592	$122,002,742
LIABILITIES (Market Value):
Securities Sold Short (a)*	$(33,150,310)	–	$(33,150,310)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(33,150,310)	–	$(33,150,310)
OTHER FINANCIAL INSTRUMENTS:
ASSETS (Market Value):
EQUITY CONTRACTS:
Put Options Purchased	$–	$2,887,400	$2,887,400
LIABILITIES (Unrealized Depreciation): **
EQUITY CONTRACTS:
Futures Contracts – Short Positions (b)	(710,150)	–	(710,150)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(710,150)	$2,887,400	$2,177,250

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
(b)	Represents cumulative unrealized depreciation of futures contracts as reported in the SOI.
Only current day variation margin is reported with the Fund’s Statement of Assets and Liabilities.
*	All Securities Sold Short positions are common stock.
**	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have significant transfers between Level 1 and Level 2 during the period ended July 31, 2011.

There were no Level 3 investments held at July 31, 2011 or April 30, 2011.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at July 31, 2011 are reflected within the Schedule of Investments.

Comstock Capital Value Fund (the “Fund”)

Notes to Schedule of Investments (Continued) (Unaudited)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which it invests.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at July 31, 2011, if any, are not accounted for as hedging instruments under U.S. GAAP and are disclosed in the Schedule of Investments.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset

Comstock Capital Value Fund (the “Fund”)

Notes to Schedule of Investments (Continued) (Unaudited)

and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Put options purchased at July 31, 2011 are reflected within the Schedule of Investments.

The Fund’s volume of activity in index put options purchased during the period ended July 31, 2011 had an average monthly cost amount of approximately $5,114,986.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open positions in futures contracts at July 31, 2011 are reflected within the Schedule of Investments.

Comstock Capital Value Fund (the “Fund”)

Notes to Schedule of Investments (Continued) (Unaudited)

The Fund’s volume of activity in index futures contracts sold during the period ended July 31, 2011 had an average monthly notional value of approximately $58,863,406.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the period ended July 31, 2011, the Fund held no investments in forward foreign exchange contracts.

The following table summarizes the net unrealized depreciation of derivatives held at July 31, 2011 by primary risk exposure:

Asset Derivatives:	Market Value
Equity Contracts	$2,887,400

Liability Derivatives:	Net Unrealized Depreciation
Equity Contracts	$(710,150)

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At April 30, 2011, the Fund had net capital loss carryforwards for federal income tax purposes of $109,729,094, which are available to reduce future required distributions of net capital gains to shareholders. $35,863,445 of the loss carryforwards is available through 2013; $13,004,169 is available through 2014; $7,109,158 is available through 2015; $4,484,299 is available through 2016; $12,025,747 is available through 2018; and $37,242,276 is available through 2019.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. In addition, these losses must be utilized prior to the losses incurred in pre-enactment

Comstock Capital Value Fund (the “Fund”)

Notes to Schedule of Investments (Continued) (Unaudited)

taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended April 30, 2011, the Fund deferred capital losses of $23,529,911.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Comstock Funds, Inc.

By (Signature and Title)*            /s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date        9/23/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date        9/23/11

By (Signature and Title)*            /s/ Agnes Mullady

Agnes Mullady, Principal Financial Officer and Treasurer

Date        9/23/11

*	Print the name and title of each signing officer under his or her signature.